Significant accounting judgement, estimates and assumptions	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Significant Accounting Judgement, Estimates And Assumptions [Abstract]
Significant accounting judgement, estimates and assumptions
4. Significant accounting judgement, estimates and assumptions
The preparation of these financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, and shareholders’ equity at the date of the financial statements and the reported amounts of revenues and expenses during the year. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates.

The estimates and assumptions are reviewed on an ongoing basis. Revisions in accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.

A. Use of significant estimates

Significant accounting estimates are those that require management to make assumptions about matters that are highly uncertain at the time the estimate or assumption is made. Significant accounting estimates are also those that could potentially have a material impact on the Company’s financial results where a different estimate or assumption is used. The significant areas of estimation uncertainty are:
Inventory valuation

Inventory is carried at the lower of cost and net realizable value; in estimating net realizable value, the Company makes estimates related to obsolescence, future selling prices, seasonality, customer behavior, and fluctuations in inventory levels.

Business combinations

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities such as intangible assets and goodwill. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management develop the fair value, using valuation techniques, which are generally based on a forecast of the total expected future cash flows. The valuations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and the discount rate applied. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. When provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period will last for up to one year from the acquisition date.

Current and deferred income taxes

The calculations for current and deferred taxes require management’s interpretation of tax regulations and legislation in the various tax jurisdictions in which the Company operates, which are subject to change. The measurement of deferred tax assets and liabilities requires estimates of the timing of the reversal of temporary differences identified and management’s assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income before they expire, which involves estimating future taxable income. The Company is subject to assessments by various taxation authorities in the tax jurisdictions in which it operates, and these taxation authorities may interpret the tax legislation and regulations differently. In addition, the calculation of income taxes involves many complex factors. As such, income taxes are subject to measurement uncertainty and actual amounts of taxes may vary from the estimates made by management.

Deferred tax assets

Deferred tax assets, including those arising from tax loss carry-forwards, require management to assess the likelihood that the Company will generate sufficient taxable income in future periods in order to utilize recognized deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions in future periods. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted.

Impairments

The recoverable amounts of a CGU and individual assets have been determined as the higher of the CGU or the asset’s fair value less costs to sell and its value in use. These calculations require the use of estimates and assumptions that are subject to changes, as new information becomes available including information on the likelihood of obtaining future licenses, total addressable market, market share escalation factor, gross margin escalation factor, terminal multiple and discount rates. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGUs.

Fair value of derivative liability

The fair value of the Company’s derivative liabilities is determined using valuation techniques that require the use of significant estimates and assumptions. The Company applies judgement in selecting the appropriate valuation models and in determining the key inputs used in measuring the fair value of derivative instruments that are not quoted in an active market.

Derivative liabilities are measured at fair value on initial recognition and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statement of loss and comprehensive loss. The valuation of these instruments involves significant estimation uncertainty, as the fair value is sensitive to changes in key assumptions.

The most significant assumptions used in determining the fair value of the Company’s derivative liabilities include expected share price volatility, risk-free interest rates, and forecasted operating performance and profitability.

Changes in any of these assumptions, particularly expected share price volatility and forecasted financial performance, could result in material differences in the fair value of derivative liabilities and may have a significant impact on the Company’s consolidated results of operations.

B. Judgements

Judgement is used in situations when there is a choice and/or assessment required by management. The following are critical judgements apart from those involving estimations, that management has made in the process of applying the Company’s accounting policies and that have a significant effect on the amounts recognized in the financial statements.

Determination of CGUs

For the purposes of assessing impairment of non-financial assets excluding goodwill, the Company must determine CGUs. Assets are allocated to CGUs based on the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Determination of what constitutes a CGU is subject to management judgement. The asset composition of a CGU can directly impact the recoverability of assets included within the CGU. The determination of the Company’s CGUs was based on management’s judgement regarding the generation of cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. For the Company, this is store level for bricks-and-mortar and subsidiary level for e-commerce and medical cannabis distribution.
For the purposes of assessing impairment for goodwill, the Company groups CGUs based on which CGUs utilize and benefit from the goodwill acquired in the business combinations. For the Company, this includes all bricks-and-mortar operations as one CGU, all e-commerce subsidiaries as one CGU, and medical cannabis distribution as one CGU.

Estimated useful lives and depreciation of property and equipment

Depreciation of property and equipment is dependent upon estimates of useful lives, which are determined through the exercise of judgement.

Estimated useful lives of intangibles

Amortization of supplier relationships, customer relationships, Brand, wholesale licenses and software is dependent upon estimates of useful lives and residual values which are determined through the exercise of judgement. Retail licenses are amortized over the remaining lease term of the related retail location.

Consolidation

The preparation of the financial statements requires management judgement in determining whether the Company controls an investee and should therefore consolidate the entity in accordance with IFRS 10 - Consolidated Financial Statements. Control is assessed based on whether the Company has power over the investee, exposure or rights to variable returns, and the ability to use its power to affect those returns, considering ownership interests, contractual and governance arrangements, and the nature of rights held by the Company and other parties.

Judgement is particularly required where the Company holds less than 100% ownership or where contractual arrangements, including put or call options, may influence the assessment of control, including for entities acquired during the year such as Remexian. Changes in facts and circumstances could result in a different conclusion regarding control and impact the composition of the Company.